INCOME TAX - Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income / (loss) before tax	€ 317	€ (34)	€ 82
Statutory tax rate applicable to the parent company	28.40%	32.00%	34.40%
Income tax (expense) / benefit calculated at statutory tax rate	€ (90)	€ 11	€ (28)
Effect of foreign tax rate (A)	15	2	3
Changes in recognized and unrecognized deferred tax assets	24	15	(10)
Change in tax laws and rates	0	0	21
Other	(4)	(11)	(4)
Income tax (expense) / benefit	€ (55)	€ 17	€ (18)
Effective income tax rate	17.00%	49.00%	22.00%